Premises and Equipment [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment [Table Text Block]

	2019	2020
	(in millions)
Land	¥362,742	¥380,477
Buildings	829,606	782,367
Equipment and furniture	648,598	623,676
Leasehold improvements	305,281	310,957
Construction in progress	34,002	35,594

Total	2,180,229	2,133,071
Less accumulated depreciation	1,206,629	1,203,542

Premises and equipment-net	¥973,600	¥929,529